Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024
Azzad Ethical Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.75%										6.99%	7.68%
Azzad Ethical Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.56%										5.72%	6.33%
Azzad Ethical Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.97%										5.50%	5.99%
Azzad Ethical Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Azzad Ethical Fund | Russell Mid Cap [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%										11.47%	11.54%
Azzad Ethical Fund | Azzad Ethical Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.75%	24.26%	(27.82%)	17.78%	30.42%	30.01%	(3.28%)	23.22%	2.48%	(5.84%)
Azzad Wise Capital Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.52%										2.17%	2.00%
Azzad Wise Capital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.02%										1.31%	1.31%
Azzad Wise Capital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.68%										1.30%	1.25%
Azzad Wise Capital Fund | Bloomberg [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%										(0.33%)	1.36%
Azzad Wise Capital Fund | ICE BofA ML Corp Govt 1 to 3 Yr Index
Prospectus [Line Items]
Average Annual Return, Percent	4.44%										1.59%	1.57%
Azzad Wise Capital Fund | Azzad Wise Capital Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.52%	4.39%	(3.37%)	1.99%	3.52%	5.23%	0.09%	2.68%	1.38%	(0.11%)